Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Assets Held For Sale [Abstract]
Schedule of components of assets held for sale
	2022	2021
	$	$
Property and plant	-	8,647,779

Schedule of net loss and comprehensive loss from discontinued operations
		For the years ended December 31,
	Notes	2022	2021	2020
		$	$	$

Revenue		-	-	14,514

Cost of revenue		-	-	1,032,010
Gross loss before fair value adjustments		-	-	(1,017,496)
Fair value adjustments on inventory sold		-	-	(945)
Unrealized loss on changes in fair value of biological assets		-	-	166,886
Gross loss		-	-	(1,183,437)

Expenses
General and administrative	18	1,185,600	1,412,392	1,665,541
Depreciation and amortization		-	-	90,340
Impairment of equipment		-	-	387,474
Total operating expenses		1,185,600	1,412,392	2,143,355

Loss from discontinued operations		(1,185,600)	(1,412,392)	(3,326,792)

Other income		(32,852)	(64,919)	(79,568)
Loss on sale of equipment		-	-	100,337
Gain on sale of property and plant		(4,249,582)	-	-
Net income (loss) from discontinued operations		3,096,834	(1,347,473)	(3,347,561)

Schedule of cash flows from discontinued operations
	For the years ended December 31,
	2022	2021	2020
	$	$	$
Operating activities
Net income (loss) from discontinued operations	3,096,834	(1,347,473)	(3,347,561)
Add (deduct) items not affecting cash
Depreciation and amortization	-	-	108,209
Change in fair value adjustments on inventory sold	-	-	(945)
Impairment of inventory	-	-	534,814
Impairment of equipment	-	-	387,474
Change in fair value of biological assets	-	-	166,886
Loss on disposal of inventory	-	-	197,436
Loss on sale of equipment	-	-	100,337
Changes in non-cash working capital balances
Gain on sale of property and plant	(4,249,582)	-	-
Other receivables	(88,588)	38,822	960,778
Inventories	-	-	(21,932)
Biological assets	-	-	(166,886)
Prepaid expenses and deposits	98,354	(20,091)	279,870
Trade and other payables	-	(53,299)	63,861
Cash used in operating activities	(1,142,982)	(1,382,041)	(737,659)

Proceeds from sale of property and plant, net	12,730,942	-	-
Cash provided by investing activities	12,730,942	-	-